Assets held for sale and discontinued operations - Schedule of assets and liabilities classified as held for sale, ESO (Details) - GBP (£) £ in Millions	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Intangible assets	£ 3,431	£ 3,604
Property, plant and equipment	68,907	64,433
Pension asset	2,407	2,645
Cash and cash equivalents	559	163	£ 204	£ 157
Financing derivatives	368	429
Total assets	98,325	92,697
Borrowings	(47,072)	(42,985)	£ (45,465)
Total liabilities	(68,433)	(63,135)
Total assets (liabilities)	29,892	£ 29,562
Assets and liabilities classified as held for sale | UK Electricity System Operator
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Intangible assets	405
Property, plant and equipment	113
Trade and other receivables	563
Pension asset	17
Cash and cash equivalents	30
Financing derivatives	6
Total assets	1,134
Borrowings	(13)
Other liabilities	(916)
Provision for UK electricity balancing costs	(498)
Total liabilities	(1,427)
Total assets (liabilities)	£ (293)